Income Taxes (Details) - Schedule of Deferred Tax Assets, Net from the Net Operating Loss - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Deferred Tax Assets, Net from the Net Operating Loss [Abstract]
Deferred tax assets	$ 2,957,605	$ 838,228
Less: Valuation allowance	(2,957,605)
Deferred tax assets, net of valuation allowance		$ 838,228